Income Taxes (Details 4) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss carryforwards	$ 35,984,802	$ 3,470,820
Tangible assets	1,148,865	0
Intangible assets	5,883,006	0
Financing costs	5,194,236	7,440,240
Marketing prepaid	4,500,000	0
Cash settled stock-based payments	1,395,000	0
Other	3,176,964	0
Deferred tax asset	57,282,873	10,911,060
Valuation allowance	(42,459,208)	(10,911,060)
Net deferred tax asset	14,823,665	0
Deferred tax liabilities
Intangible assets	(58,294,219)	0
Fair value adjustment on investments	(377,312)	0
Deferred tax liabilities	(58,671,531)	0
Deferred tax assets	14,823,665	0
Net deferred tax liability	$ (43,847,866)	$ 0